SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Number of options
Outstanding, beginning balance	2,815,963
Perion acquisition	1,652,552
Granted	1,395,000
Exercised	(1,173,144)
Cancelled	(22,142)
Forfeited	(979,483)
Outstanding, ending balance	3,688,746	2,815,963
Exercisable	1,145,333
Weighted average Exercise price
Outstanding, beginning balance	$ 3.29
Perion acquisition	$ 7.00
Granted	$ 11.63
Exercised	$ 1.06
Cancelled	$ 5.03
Forfeited	$ 2.32
Outstanding, ending balance	$ 9.08	$ 3.29
Exercisable	$ 6.45
Weighted average Remaining contractual term
Outstanding	3 years 5 months 19 days	4 years 8 months 19 days
Exercisable	2 years 7 months 28 days
Aggregate intrinsic value
Outstanding	$ 6,451	$ 24,754
Exercisable	$ 4,207